Business Acquisitions - Preliminary Allocation of Purchase Price (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Business Combinations [Abstract]
Cash	$ 23.6
Accounts receivable	146.9
Inventories	203.5
Deferred income taxes	13.6
Other current assets	13.2
Property, plant and equipment	77.1
Goodwill	419.6
Intangible assets	820.6
Other	11.2
Total assets acquired	1,729.3
Accounts payable	97.4
Other accrued liabilities	40.0
Deferred income taxes	294.7
Accrued pension liabilities	37.7
Other liabilities	10.0
Total liabilities assumed	479.8
Net assets acquired	$ 1,249.5